Expenses by Nature - Summary of Restructuring Charges by Function (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expense by Nature [line items]
Total restructuring charges	kr 1,306	kr 798	kr 8,015
Cost of sales [member]
Expense by Nature [line items]
Total restructuring charges	725	337	5,938
R&D expenses [member]
Expense by Nature [line items]
Total restructuring charges	411	344	1,293
Selling and administrative expenses [member]
Expense by Nature [line items]
Total restructuring charges	kr 170	kr 117	kr 784